Interim Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 115,504	$ (78,205)	$ (167)	$ (257)	$ 36,875	$ 209	$ 37,084
Total net income (loss)		(19,898)			(19,898)	150	(19,748)
Total other comprehensive income			362		362		362
Distributions to non-controlling interests						(171)	(171)
Repurchase of common shares				(30,336)	(30,336)		(30,336)
Release of treasury stock	(29,365)			29,365
Exercise of stock options	5,617				5,617		5,617
Shares withheld for taxes	(1,477)				(1,477)		(1,477)
Equity-settled stock-based payment	37,797				37,797		37,797
Exercise of warrants	862				862		862
Balance at Sep. 30, 2024	128,938	(98,103)	195	(1,228)	29,802	188	29,990
Balance at Jun. 30, 2024	136,095	(95,517)	422	(10,435)	30,565	262	30,827
Total net income (loss)		(2,586)			(2,586)	45	(2,541)
Total other comprehensive income			(227)		(227)		(227)
Distributions to non-controlling interests						(119)	(119)
Repurchase of common shares				(15,110)	(15,110)		(15,110)
Release of treasury stock	(24,317)			24,317
Exercise of stock options	1,994				1,994		1,994
Shares withheld for taxes	(736)				(736)		(736)
Equity-settled stock-based payment	15,417				15,417		15,417
Exercise of warrants	485				485		485
Balance at Sep. 30, 2024	128,938	(98,103)	195	(1,228)	29,802	188	29,990
Balance at Dec. 31, 2024	138,639	(104,746)	708	(2,455)	32,146	(3)	32,143
Total net income (loss)		(3,902)			(3,902)	51	(3,851)
Total other comprehensive income			(316)		(316)		(316)
Distributions to non-controlling interests						(95)	(95)
Repurchase of common shares				(24,299)	(24,299)		(24,299)
Release of treasury stock	(9,264)			9,264
Retirement of treasury stock	(17,490)			17,490
Exercise of stock options	1,571				1,571		1,571
Shares withheld for taxes	(1,974)				(1,974)		(1,974)
Equity-settled stock-based payment	50,414				50,414		50,414
Balance at Sep. 30, 2025	161,896	(108,648)	392		53,640	(47)	53,593
Balance at Jun. 30, 2025	158,827	(108,201)	582	(2,021)	49,187	(218)	48,969
Total net income (loss)		(447)			(447)	167	(280)
Total other comprehensive income			(190)		(190)		(190)
Distributions to non-controlling interests						4	4
Repurchase of common shares				(15,469)	(15,469)		(15,469)
Release of treasury stock
Retirement of treasury stock	(17,490)			17,490
Exercise of stock options	910				910		910
Shares withheld for taxes	(263)				(263)		(263)
Equity-settled stock-based payment	19,912				19,912		19,912
Balance at Sep. 30, 2025	$ 161,896	$ (108,648)	$ 392		$ 53,640	$ (47)	$ 53,593